Related Party Transactions - Notes Payable to Related Party (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Current portion of notes payable to related party	$ 0	$ 3
Long-term portion of notes payable to related party	0	366
Notes payable to related party	$ 0	$ 369